State Street Hedged International Developed Equity Index Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI EAFE 100% Hedged to USD Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	23.10%	13.94%	10.72%
MSCI ACWI ex USA Index (reflects no deduction for fees, expenses or taxes other than withholding taxes on reinvested dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	32.39%	7.91%	8.41%
Class K
Prospectus [Line Items]
Average Annual Return, Percent	23.41%	13.80%	10.65%
Class K | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	22.31%	11.83%	9.11%
Class K | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	14.51%	10.38%	8.19%